Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2023
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Components of Operating Expenses
The components of operating expenses include the following:

	Year ended December 31,

	2023	2022
Salaries, commissions and allowances	2,296	2,408
Share-based payments	83	85
Post-employment benefits	115	143
Total staff costs	2,494	2,636
Goods and services (1)	1,295	1,316
Content	265	269
Telecommunications	39	37
Facilities	39	41
Fair value adjustments (2)	2	(19)
Total operating expenses	4,134	4,280
(1) Goods and services include professional fees, consulting and outsourcing services, contractors, selling and marketing, and other general and administrative costs.
(2) Fair value adjustments primarily represent gains or losses on intercompany balances that arise in the ordinary course of business due to changes in foreign currency exchange rates.